Total
BNY Mellon Women's Opportunities ETF
Fund Summary
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Women's Opportunities ETF BNY Mellon Women's Opportunities ETF	[1]
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	none	[2]
Total annual fund operating expenses	0.50%
[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
BNY Mellon Women's Opportunities ETF | BNY Mellon Women's Opportunities ETF | USD ($)	51	160

Expense Example No Redemption	1 Year	3 Years
BNY Mellon Women's Opportunities ETF | BNY Mellon Women's Opportunities ETF | USD ($)	51	160

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. The fund is new and does not yet have a portfolio turnover rate to disclose.

Principal Investment Strategy

To pursue its goal, the fund normally invests principally in equity securities of U.S. companies that, in the view of Newton Investment Management North America LLC (NIMNA), the fund's sub-adviser, demonstrate attractive financial attributes and promote "Women's Opportunities." "Women's Opportunities" is defined as opportunities that enhance the professional development and advancement of women and/or the ability of women to meet their work or other personal life responsibilities and needs, such as those relating to household responsibilities, dependent/elder care responsibilities, and gender-specific healthcare. NIMNA considers companies that promote Women's Opportunities to be companies that demonstrate gender equitable practices in the workplace and/or that provide products or services that NIMNA believes enhance the ability of women to meet their work or other personal life responsibilities and needs (Women's Products and Services). Women's Products and Services include, among others, women's health orientated products and services (e.g., breast health, obstetrics, gynecological care, osteoporosis imaging and management), infant nutrition, elder and child care operators, healthy prepared meal delivery services, employment placing services and employment retraining services. Women's Products and Services may or may not be designed or beneficial exclusively for women. In addition, Women's Products and Services may or may not be the only products and services provided by a company.

Subject to its assessment of a company's financial attributes (as described below), NIMNA utilizes fundamental research and analysis to select investments for the fund that NIMNA believes possess a favorable combination of qualitative and quantitative metrics relating to Women's Opportunities.

NIMNA considers a company that, in NIMNA's view, demonstrates gender equitable practices in the workplace as promoting Women's Opportunities and, thus, to be an eligible company. To assess a company's workplace gender practices, NIMNA's framework incorporates third party data and internal research on the company's:

• Organizational structure, including female participation across management levels and board representation.

• Demonstration of commitment to gender equality as supported by employee satisfaction ratings and policies and principals adopted and/or endorsed, as applicable.

• Benefit programs, including family leave policies and flexible work opportunities.

Based on this assessment, NIMNA assigns a score to each company and companies that, at the time of purchase, score in the top 50% of their peer group, as determined by NIMNA based on sector, industry, relevant competitors and/or companies operating similar business models, are considered investment candidates. NIMNA generally considers each category equally, although NIMNA may give less consideration to a category when the data available on such category is limited.

A company that does not score in the top 50% of its peer group but has at least one woman on its board and provides Women's Products and Services will also be considered as promoting Women's Opportunities and eligible for investment.

From the list of eligible companies, NIMNA applies fundamental research and analysis to create a portfolio of securities issued by companies that NIMNA believes possess the most favorable combination of revenue, profit, free cash flow growth (growth of cash remaining after operating expenses and capital expenditures) and valuation metrics such as price to earnings ratio (ratio of a company's stock price per share to its earnings per share). NIMNA's fundamental process includes evaluating key areas of a company such as competitive landscape, stock-price valuations, secular and thematic drivers (longer-term market trends that could benefit certain industries and sectors and the companies in those sectors and industries), and analysis of the regulatory environment. NIMNA also analyzes a company's prospects, including the viability of the company's growth strategy, its competitive position, and its ability to capture price, and industry tailwinds. NIMNA then selects securities of companies with share prices that it believes are under-valued, based on NIMNA's models and forecasts of growth.

The fund principally invests in common stocks of U.S. companies and may invest in securities of companies with any market capitalization. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in one or more market sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the healthcare and information technology sectors.

As part of its ongoing review of portfolio holdings, NIMNA may sell a security when NIMNA identifies weakness in the company's business model or a material deterioration in a company's promotion of Women's Opportunities. NIMNA also may sell a security when its valuation is unattractive, or it identifies a more promising investment opportunity from a financial perspective and/or as it relates to Women's Opportunities.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks
Performance

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.